Financial instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial instruments
Company policy, maximum level of hedging of foreign currency risk exposure as percentage of anticipated sales and purchases over the next 12 months (as a percent)	100.00%
Maximum number of months for which forecased foreign currency exposures are hedged	12 months
Company policy, required maximum level of hedging of commodity price risk exposure as percentage of electricity needs (as a percent)	90.00%
Financial Instruments:
Unrealized gains in OCI, net of tax, on derivatives designated as cash flow hedges	$ 22	$ 37	$ 12
Expected gains on derivatives designated as cash flow hedges to be reclassified from OCI to earnings in the next fiscal year	18
Longest maturity of a derivative classified as a cash flow hedge	69 months
Gains (losses) recognized in OCI on derivatives (effective portion)	33	74	(21)
Gains (losses) reclassified from OCI into income (effective portion)	54	42	88
Gains (losses), net of tax, reclassified from accumulated other comprehensive income (loss) to earnings	43	28	61
Gains (losses) recognized in income, derivatives not designated in hedge relationships	246	80	68
Minimum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	50.00%
Commodity hedging on anticipated commodity exposure period	12 months
Maximum
Financial Instruments:
Percentage of commodity hedging on anticipated commodity exposure	100.00%
Commodity hedging on anticipated commodity exposure period	18 months
Copper swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	42,866	45,222	38,414
Aluminum swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	3,525	5,495	5,068
Nickel swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	18	21	18
Lead swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	7,100	13,025	13,325
Zinc swaps (in metric tonnes)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	300	225	125
Silver swaps (in ounces)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	1,936,581	1,415,322	1,981,646
Electricity futures (in megawatt hours)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	279,995	334,445	326,960
Crude oil swaps (in barrels)
Financial Instruments:
Notional amounts of outstanding commodity derivatives	113,000	135,471	113,397
Foreign exchange contracts
Financial Instruments:
Notional amount of derivative	19,351	19,724	16,503
Gains (losses) recognized in OCI on derivatives (effective portion)	22	74	9
Foreign exchange contracts | Total revenues
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	52	69	113
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(95)	318	(93)
Foreign exchange contracts | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(1)	(12)	(9)
Gains (losses) recognized in income, derivatives not designated in hedge relationships	80	(193)	(25)
Foreign exchange contracts | Selling, general and administrative expenses;
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(1)	(3)
Foreign exchange contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	223	68	265
Embedded foreign exchange derivatives
Financial Instruments:
Notional amount of derivative	3,049	3,572	3,439
Embedded foreign exchange derivatives | Total revenues
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	101	(148)	(31)
Embedded foreign exchange derivatives | Total cost of sales
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(10)	28	11
Interest rate contracts
Financial Instruments:
Notional amount of derivative	4,693	3,983	5,535
Interest rate contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income on derivatives designated as fair value hedges	(34)	6	(24)
Gains (losses) recognized in income on hedged item	35	(6)	24
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(3)	(1)
Commodity contracts
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	(5)	4	(13)
Commodity contracts | Total cost of sales
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	(5)	(4)	2
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(50)	10	(59)
Commodity contracts | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships	1	1	1
Cash-settled call options
Financial Instruments:
Gains (losses) recognized in OCI on derivatives (effective portion)	16	(4)	(17)
Cash-settled call options | Selling, general and administrative expenses;
Financial Instruments:
Gains (losses) reclassified from OCI into income (effective portion)	8	(11)	(18)
Cash-settled call options | Interest and other finance expense
Financial Instruments:
Gains (losses) recognized in income, derivatives not designated in hedge relationships			(1)
Equity derivatives
Financial Instruments:
Cash-settled call options held on ABB Ltd shares	67,000,000	67,000,000	61,000,000
Conversion ratio	5
Total fair value of cash settled call options on ABB Ltd shares	$ 56	$ 26	$ 21